Label	Element	Value
Predecessor [Member]
Goodwill	us-gaap_Goodwill	$ 588.8
Predecessor [Member] | Performance Coatings [Member]
Goodwill	us-gaap_Goodwill	517.9
Predecessor [Member] | Transportation Coatings [Member]
Goodwill	us-gaap_Goodwill	70.9
Retained Earnings [Member] | Successor [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	us-gaap_ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterest	(29.0)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	us-gaap_ProfitLoss	(29.0)
Other Postretirement Benefit Plan [Member] | Successor [Member]
Defined Benefit Plan, Fair Value of Plan Assets	us-gaap_DefinedBenefitPlanFairValueOfPlanAssets	$ 0.0